Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statements of Operations
Research and development expenses	$ 4,971	$ 3,494	$ 10,521	$ 6,763
General and administrative expenses	845	1,207	1,757	1,978
Total operating loss	5,816	4,701	12,278	8,741
Financial income net	290	532	689	1,080
Net loss	$ 5,526	$ 4,169	$ 11,589	$ 7,661
Basic and diluted net loss per share (in dollars per share)	$ 0.26	$ 0.20	$ 0.55	$ 0.36
Weighted-average number of shares outstanding used in computing basic and diluted net loss per share	21,153,166	21,120,085	21,152,003	21,102,306